Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	682,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	(150,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0.82
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	2,489,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.03
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	2,462,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	$ 2,552,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	1.00